Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.0%
2,076	iShares 20+ Year Treasury Bond ETF	$297,034	1.0
5,394	iShares S&P SmallCap 600 Index Fund	419,869	1.5
4,887	Vanguard Global ex-U.S. Real Estate ETF	286,329	1.0
3,835	Vanguard Real Estate ETF	357,614	1.2
5,149	Vanguard Russell 1000 Growth ETF	845,260	3.0
8,489	Vanguard Value ETF	947,542	3.3

	Total Exchange-Traded Funds (Cost $3,090,902)	3,153,648	11.0

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
43,523	Voya Index Plus LargeCap Portfolio - Class I	1,152,058	4.0
19,384	Voya Intermediate Bond Fund - Class R6	202,373	0.7
18,106	Voya Large-Cap Growth Fund - Class R6	833,578	2.9
132,978	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,586,432	5.5
376,853	Voya Multi-Manager International Equity Fund - Class I	4,179,305	14.6
263,563	Voya Multi-Manager International Factors Fund - Class I	2,464,313	8.6
65,856	Voya Multi-Manager Mid Cap Value Fund - Class I	662,512	2.3
54,952	Voya Strategic Income Opportunities Fund - Class R6	566,550	2.0
58,731	Voya U.S. High Dividend Low Volatility Fund - Class R6	721,800	2.5
322,102	Voya U.S. Stock Index Portfolio - Class I	5,082,770	17.8
120,805	VY® Invesco Comstock Portfolio - Class I	2,191,395	7.7
49,065	VY® JPMorgan Small Cap Core Equity Portfolio Class I	862,565	3.0
79,944	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,257,632	7.9
54,289	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	626,491	2.2
25,276	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,087,785	7.3

	Total Mutual Funds (Cost $26,298,869)	25,477,559	89.0

	Total Investments in Securities (Cost $29,389,771)	$28,631,207	100.0
	Liabilities in Excess of Other Assets	(1,177)	–
	Net Assets	$28,630,030	100.0

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,153,648	$–	$–	$3,153,648
Mutual Funds	25,477,559	–	–	25,477,559
Total Investments, at fair value	$28,631,207	$–	$–	$28,631,207

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$201,852	$25,640	$(230,063)	$2,571	$-	$-	$22,392	$-
Voya Index Plus LargeCap Portfolio - Class I	1,523,289	528,621	(1,102,131)	202,279	1,152,058	15,126	(10,415)	83,273
Voya Intermediate Bond Fund - Class R6	599,535	1,183,633	(1,589,740)	8,945	202,373	16,594	23,755	-
Voya International Index Portfolio - Class I	1,411,776	194,094	(1,840,335)	234,465	-	-	(74,256)	-
Voya Large Cap Value Fund - Class R6	805,045	215,611	(1,167,131)	146,475	-	4,918	(35,691)	-
Voya Large-Cap Growth Fund - Class R6	1,524,098	545,029	(1,627,619)	392,070	833,578	-	(81,056)	-
Voya MidCap Opportunities Portfolio - Class I	610,684	77,587	(794,410)	106,139	-	667	13,527	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,314,710	789,790	(769,145)	251,077	1,586,432	-	(95,472)	-
Voya Multi-Manager International Equity Fund - Class I	2,022,770	2,351,443	(439,685)	244,777	4,179,305	-	(3,101)	-
Voya Multi-Manager International Factors Fund - Class I	1,413,721	1,193,569	(306,433)	163,456	2,464,313	-	(28,520)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	608,534	228,749	(353,890)	179,119	662,512	-	(62,073)	-
Voya Small Company Portfolio - Class I	609,220	76,919	(860,218)	174,079	-	-	(60,255)	-
Voya Strategic Income Opportunities Fund - Class R6	-	649,223	(86,810)	4,137	566,550	10,958	632	-
Voya U.S. Bond Index Portfolio - Class I	404,169	385,839	(783,134)	(6,874)	-	3,503	16,218	-
Voya U.S. High Dividend Low Volatility Fund - Class I	405,933	397,988	(844,357)	40,436	-	5,979	6,774	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	687,736	-	34,064	721,800	-	-	-
Voya U.S. Stock Index Portfolio - Class I	1,851,341	4,557,786	(1,538,219)	211,862	5,082,770	13,080	(41,402)	263,470
VY® Invesco Comstock Portfolio - Class I	1,546,237	1,051,529	(424,898)	18,527	2,191,395	-	(466)	198,564
VY® JPMorgan Small Cap Core Equity Portfolio Class I	-	1,032,639	(74,302)	(95,772)	862,565	4,093	(6,221)	80,438
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	2,582,369	(290,526)	(34,211)	2,257,632	-	(2,088)	108,539
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	750,774	(75,279)	(49,004)	626,491	-	(2,714)	61,349
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,523,729	870,057	(405,744)	99,743	2,087,785	-	(40,933)	222,548
	$18,376,643	$20,376,625	$(15,604,069)	$2,328,360	$25,477,559	$74,918	$(461,365)	$1,018,181

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $29,833,456.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$176,573
Gross Unrealized Depreciation	(1,378,822)

Net Unrealized Depreciation	$(1,202,249)